Other assets	12 Months Ended
Dec. 31, 2019
Other assets [Abstract]
Other assets

15.   Other assets

The breakdown of the balance of “Other assets” is as follows:

Thousand of reais	2019	2018	2017

Contracts costs	1,926,536	1,674,187	1,679,305
Prepayments and accrued income	1,059,223	685,755	784,456
Contractual guarantees of former controlling stockholders (Note 23.c.5)	102,903	605,638	707,130
Actuarial asset (Note 22)	346,422	273,281	198,189
Other receivables (1)	1,626,253	1,561,606	1,209,190
Total	5,061,337	4,800,467	4,578,270

(1)     Corresponds mainly to receivables from third parties.